Expense Example {- Fidelity® SAI U.S. Large Cap Index Fund} - 07.31 Fidelity SAI U.S. Large Cap Index Fund PRO-09 - Fidelity® SAI U.S. Large Cap Index Fund - Fidelity SAI U.S. Large Cap Index Fund-Default
Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 2
3 years	6
5 years	10
10 years	$ 24